Organization and Business - Narrative - Public Offering (Detail) - USD ($)		6 Months Ended	12 Months Ended	27 Months Ended	31 Months Ended
	Dec. 30, 2013	Jun. 30, 2019	Dec. 31, 2018	Mar. 24, 2016	Mar. 24, 2016	Apr. 01, 2019	Mar. 12, 2019	Apr. 01, 2018	Mar. 14, 2018	Dec. 31, 2017	Mar. 01, 2017	Dec. 31, 2016	Apr. 04, 2014
Public Offering Information
Registration statement, price per share (in dollars per share)									$ 15.84
Distribution Reinvestment Plan [Member]
Public Offering Information
Registration statement, price per share (in dollars per share)			$ 14.25
Common Stock [Member]
Public Offering Information
Registration statement, price per share (in dollars per share)		$ 15.00										$ 14.85	$ 15.00
Common Stock [Member] | Distribution Reinvestment Plan [Member]
Public Offering Information
Maximum number of shares authorized for sale under registration statement (in shares)	7,017,544
Registration statement, price per share (in dollars per share)	$ 14.25		$ 15.84			$ 15.84	$ 15.84	$ 15.18		$ 15.18	$ 14.85
Issuance of common stock (in shares)		6,001,533	5,307,643	1,011,561	1,011,561
Proceeds from issuance of common stock		$ 88,662,359	$ 77,905,095	$ 14,414,752	$ 14,414,752
Common Stock [Member] | Distribution Reinvestment Plan [Member] | Subsequent Event [Member]
Public Offering Information
Registration statement, price per share (in dollars per share)						$ 15.84	$ 15.84
Common Stock [Member] | Primary Offering [Member]
Public Offering Information
Maximum number of shares authorized for sale under registration statement (in shares)	66,666,667
Registration statement, price per share (in dollars per share)	$ 15.00
Common Stock [Member] | IPO [Member]
Public Offering Information
Issuance of common stock (in shares)		53,615,560	52,921,670	48,625,651	48,625,651
Proceeds from issuance of common stock		$ 799,097,238	$ 788,339,974	$ 724,849,631	$ 640,012,497